SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition - Deferred Customer Acquisition Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
SIGNIFICANT ACCOUNTING POLICIES
Capitalized Contract Cost, Amortization Period	1 year 9 months 18 days
Capitalized Contract Cost, Impairment Loss	$ 0	$ 0
Opening balance	8,976	5,057
Additions to deferred customer acquisition costs	11,111	10,119
Amortization of deferred customer acquisition costs	(8,721)	(6,200)
Ending balance	$ 11,366	$ 8,976